STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 80.2%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR	431,000	$523,928

Global - 14.7%
Earthquake - 2.8%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (b)(c)(d)(e)(f)(g) (Cost: $10,819,769; Original Acquisition Date: 01/16/2020)		$10,837,000	10,882,516
IBRD CAR 116
(3 Month Libor USD + 2.500%), 02/15/2021 (b)(c)(d)(e)(g) (Cost: $10,542,177; Original Acquisition Date: 03/12/2020)		10,546,000	10,538,618
IBRD CAR 117
(3 Month Libor USD + 3.000%), 02/15/2021 (b)(c)(d)(e)(g) (Cost: $8,382,053; Original Acquisition Date: 01/21/2020)		8,384,000	8,378,550
IBRD CAR 120
(3 Month Libor USD + 6.000%), 02/15/2021 (b)(c)(d)(e) (Cost: $1,400,000; Original Acquisition Date: 02/02/2018)		1,400,000	1,399,930
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $662,000; Original Acquisition Date: 11/15/2019)		662,000	658,624

			31,858,238

Mortality/Longevity/Disease - 0.3%
Chesterfield 2014-1
4.500%, 12/15/2034 (d)(e)(h) (Cost: $2,981,250; Original Acquisition Date: 12/11/2014)		2,981,250	2,960,679

Multiperil - 11.6%
2001 Cat Re 2020-1 Class A
(T-Bill 3 Month + 12.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 11/13/2020)		5,750,000	5,762,938
3264 Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 02/07/2023 (b)(c)(d)(e)(g) (Cost: $1,500,000; Original Acquisition Date: 01/17/2020)		1,500,000	1,532,550
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.250%), 06/10/2024 (b)(c)(d)(e) (Cost: $7,865,000; Original Acquisition Date: 04/23/2020)		7,865,000	8,077,355
Atlas Capital UK 2018 PLC
(3 Month Libor USD + 6.140%), 06/07/2022 (b)(c)(d)(e) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)		8,750,000	8,711,937
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 12.180%), 06/07/2023 (b)(c)(d)(e)(f) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)		4,436,000	4,448,421
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 6.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $3,763,000; Original Acquisition Date: 07/10/2020)		3,763,000	3,950,774
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 9.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $5,789,000; Original Acquisition Date: 07/10/2020)		5,789,000	6,156,023
Kendall Re 2018-1 Class A
(3 Month Libor USD + 5.250%), 05/06/2021 (b)(c)(d)(e) (Cost: $10,024,714; Original Acquisition Date: 03/05/2019)		10,029,000	10,044,043
Kilimanjaro Re II 2017-1 Class A-1
(6 Month Libor USD + 10.610%), 04/20/2021 (b)(c)(d)(e) (Cost: $13,633,293; Original Acquisition Date: 03/12/2020)		13,666,000	13,802,660
Kilimanjaro Re II 2017-1 Class B-1
(6 Month Libor USD + 7.910%), 04/20/2021 (b)(c)(d)(e)(f) (Cost: $14,222,452; Original Acquisition Date: 07/06/2018)		14,224,000	14,312,900
Kilimanjaro Re II 2017-1 Class C-1
(6 Month Libor USD + 6.300%), 04/20/2021 (b)(c)(d)(e)(f) (Cost: $18,628,606; Original Acquisition Date: 07/10/2018)		18,627,000	18,776,016
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/21/2022 (b)(c)(d)(e) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)		1,571,000	1,570,372

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/21/2022 (b)(c)(d)(e) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)		$2,357,000	$2,359,357
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/21/2022 (b)(c)(d)(e)(f) (Cost: $6,251,000; Original Acquisition Date: 03/28/2019)		6,260,000	6,289,109
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $5,926,109; Original Acquisition Date: 01/25/2021)		5,951,000	5,864,710
Northshore Re 2018-1 Class A
(3 Month Libor USD + 8.000%), 07/08/2022 (b)(c)(d)(e)(f) (Cost: $13,911,931; Original Acquisition Date: 05/03/2019)		14,010,000	14,226,454
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.660%), 07/07/2023 (b)(c)(d)(e)(f) (Cost: $4,095,000; Original Acquisition Date: 06/21/2019)		4,095,000	4,171,372

			130,056,991

			164,875,908

Great Britain - 0.3%
Terrorism - 0.3%
Baltic PCC 2019-1 Class A
(T-Bill 3 Month + 5.900%), 03/07/2027 (b)(c)(d)(e)(h)(i) (Cost: $2,906,566; Original Acquisition Date: 04/07/2020)	GBP	2,300,000	3,159,211

Japan - 5.3%
Earthquake - 3.2%
Kizuna Re II 2018-1 Class B
(T-Bill 3 Month + 2.500%), 04/11/2023 (b)(c)(d)(e)(f) (Cost: $362,000; Original Acquisition Date: 03/16/2018)		$362,000	362,000
Nakama Re 2016-1 Class 1
(6 Month Libor USD + 2.200%), 10/13/2021 (b)(c)(d)(e)(f) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)		7,500,000	7,494,375
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (b)(c)(d)(e)(f) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)		4,830,000	4,828,793
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e)(f) (Cost: $15,240,196; Original Acquisition Date: 03/11/2019)		15,256,000	15,191,925
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e)(f)(g) (Cost: $6,608,058; Original Acquisition Date: 02/22/2018)		6,638,000	6,623,396
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/14/2025 (b)(c)(d)(e)(g) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)		1,129,000	1,130,185

			35,630,674

Multiperil - 1.5%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $8,953,923; Original Acquisition Date: 04/08/2020)		9,195,000	9,211,091
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $7,407,537; Original Acquisition Date: 03/09/2020)		7,513,000	7,530,280

			16,741,371

Windstorm - 0.6%
Aozora Re 2017-1 Class A
(6 Month Libor USD + 2.000%), 04/07/2021 (b)(c)(d)(e)(g) (Cost: $7,243,366; Original Acquisition Date: 09/16/2020)		7,267,000	7,268,817

			59,640,862

Mexico - 1.1%
Earthquake - 0.6%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $5,631,000; Original Acquisition Date: 03/12/2020)		5,631,000	5,542,875

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $1,111,000; Original Acquisition Date: 03/12/2020)	$1,111,000	$1,096,446

		6,639,321

Windstorm - 0.5%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $5,021,700; Original Acquisition Date: 03/12/2020)	5,021,000	5,034,305

		11,673,626

United States - 58.8%
Earthquake - 10.3%
Merna Re 2018-1 Class A
(T-Bill 3 Month + 2.000%), 04/08/2021 (b)(c)(d)(e)(f) (Cost: $5,487,569; Original Acquisition Date: 03/24/2020)	5,493,000	5,492,176
Merna Re II 2019-1 Class A
(T-Bill 3 Month + 2.000%), 04/07/2022 (b)(c)(d)(e) (Cost: $1,976,735; Original Acquisition Date: 03/24/2020)	2,000,000	1,997,700
Phoenician Re Ltd. 2020-1 Class A
(T-Bill 3 Month + 3.000%), 12/14/2023 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	5,033,000
Phoenician Re Ltd. 2020-2 Class A
(T-Bill 3 Month + 2.900%), 12/14/2023 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/08/2020)	3,000,000	3,017,250
Sierra 2020-1 Class A
(T-Bill 3 Month + 3.250%), 12/28/2023 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	2,034,800
Sierra 2020-1 Class B
(T-Bill 3 Month + 5.750%), 12/28/2022 (b)(c)(d)(e)(g) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,807,750
Sierra 2021-1 Class A
(T-Bill 3 Month + 2.700%), 01/31/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 01/25/2021)	2,250,000	2,249,888
Sierra 2021-1 Class B
(T-Bill 3 Month + 4.750%), 01/31/2024 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 01/25/2021)	1,000,000	999,950
Sutter Re 2020-2 Class A
(T-Bill 3 Month + 5.000%), 06/06/2022 (b)(c)(d)(e) (Cost: $16,781,000; Original Acquisition Date: 05/13/2020)	16,781,000	17,106,551
Sutter Re 2020-2 Class F
(T-Bill 3 Month + 8.500%), 06/06/2022 (b)(c)(d)(e) (Cost: $15,523,000; Original Acquisition Date: 05/13/2020)	15,523,000	15,890,895
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.230%), 09/24/2021 (b)(c)(d)(e)(f) (Cost: $15,429,719; Original Acquisition Date: 05/15/2020)	15,488,000	15,526,720
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e)(g) (Cost: $21,348,921; Original Acquisition Date: 11/23/2020)	21,348,000	21,572,154
Ursa Re II 2020-1 Class AA
(T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e) (Cost: $5,817,000; Original Acquisition Date: 10/08/2020)	5,817,000	5,939,157
Ursa Re II 2020-1 Class D
(T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e) (Cost: $14,697,000; Original Acquisition Date: 10/08/2020)	14,697,000	14,986,531

		115,654,522

Fire - 0.8%
Power Protective Re 2020-1 Class A
(T-Bill 3 Month + 10.750%), 12/15/2023 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 12/03/2020)	4,000,000	3,995,200
SD Re 2018-1 Class A
(3 Month Libor USD + 4.000%), 10/19/2021 (b)(c)(d)(e)(g) (Cost: $3,707,713; Original Acquisition Date: 12/20/2019)	3,750,000	3,653,250

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
SD Re 2020-1 Class A
(T-Bill 1 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,438,000; Original Acquisition Date: 07/02/2020)	$1,438,000	$1,437,137

		9,085,587

Flood - 8.2%
FloodSmart Re 2018 Class A
(T-Bill 3 Month + 11.830%), 08/06/2024 (b)(c)(d)(e)(f) (Cost: $23,832,247; Original Acquisition Date: 08/11/2020)	23,893,000	24,478,378
FloodSmart Re 2018 Class B
(T-Bill 3 Month + 14.080%), 08/06/2024 (b)(c)(d)(e)(f) (Cost: $12,657,555; Original Acquisition Date: 07/08/2020)	12,727,000	12,975,176
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(d)(e) (Cost: $17,622,330; Original Acquisition Date: 05/18/2020)	17,797,000	17,896,663
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(d)(e) (Cost: $2,096,598; Original Acquisition Date: 07/17/2020)	2,118,000	2,116,094
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.000%), 02/27/2026 (b)(c)(d)(e)(g) (Cost: $24,991,388; Original Acquisition Date: 07/22/2020)	25,014,000	25,049,020
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 14.500%), 02/27/2023 (b)(c)(d)(e) (Cost: $9,000,000; Original Acquisition Date: 02/14/2020)	9,000,000	9,105,750

		91,621,081

Mortality/Longevity/Disease - 1.8%
La Vie Re 2020-1 Class A
(3 Month Libor USD + 2.850%), 10/06/2023 (b)(c)(d)(e)(f) (Cost: $2,250,000; Original Acquisition Date: 10/19/2020)	2,250,000	2,250,900
Vitality Re IX 2018 Class A
(T-Bill 3 Month + 1.600%), 01/10/2022 (b)(c)(d)(e)(f) (Cost: $1,501,017; Original Acquisition Date: 09/24/2019)	1,500,000	1,463,400
Vitality Re IX 2018 Class B
(T-Bill 3 Month + 1.750%), 01/10/2022 (b)(c)(d)(e)(f) (Cost: $1,250,596; Original Acquisition Date: 09/24/2019)	1,250,000	1,193,312
Vitality Re X 2019 Class B
(T-Bill 3 Month + 2.000%), 01/10/2023 (b)(c)(d)(e)(f) (Cost: $3,692,422; Original Acquisition Date: 01/21/2021)	3,750,000	3,544,313
Vitality Re XI Limited 2020 Class A
(T-Bill 3 Month + 1.500%), 01/09/2024 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 01/23/2020)	1,000,000	959,500
Vitality Re XI Limited 2020 Class B
(T-Bill 3 Month + 1.800%), 01/09/2024 (b)(c)(d)(e) (Cost: $3,611,362; Original Acquisition Date: 01/21/2021)	3,750,000	3,545,625
Vitality Re XII 2021 Class A
(T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 01/29/2021)	4,500,000	4,500,000
Vitality Re XII 2021 Class B
(T-Bill 3 Month + 2.750%), 01/07/2025 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 01/29/2021)	3,000,000	3,000,000

		20,457,050

Multiperil - 25.4%
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 6.330%), 06/08/2022 (b)(c)(d)(e) (Cost: $8,987,181; Original Acquisition Date: 06/08/2020)	9,031,000	9,100,087
Blue Halo Re 2016-1 Class A
(T-Bill 3 Month + 0.500%), 06/21/2022 (b)(c)(d)(e)(i) (Cost: $4,750,000; Original Acquisition Date: 06/10/2016)	4,750,000	4,748,337
Blue Halo Re 2016-1 Class B
(T-Bill 3 Month + 0.100%), 06/21/2022 (b)(c)(d)(e)(i) (Cost: $261,300; Original Acquisition Date: 06/10/2016)	261,300	261,300
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.750%), 02/20/2024 (b)(c)(d)(e) (Cost: $2,725,000; Original Acquisition Date: 02/13/2020)	2,725,000	2,728,134

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e)(f) (Cost: $13,907,757; Original Acquisition Date: 05/19/2020)	$13,938,000	$14,002,812
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e)(f) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	4,054,358
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e)(g) (Cost: $5,428,952; Original Acquisition Date: 08/25/2020)	5,438,000	5,536,428
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 3.190%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	1,878,390
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 4.030%), 06/07/2021 (b)(c)(d)(e) (Cost: $1,902,959; Original Acquisition Date: 07/26/2018)	1,905,000	923,925
Caelus Re 2018-1 Class C
(T-Bill 3 Month + 7.240%), 06/07/2021 (b)(c)(d)(e)(h) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	653,770
Caelus Re 2018-1 Class D
(T-Bill 3 Month + 10.700%), 06/07/2021 (b)(c)(d)(e)(h) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	35,960
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.500%), 06/07/2023 (b)(c)(d)(e) (Cost: $6,800,721; Original Acquisition Date: 04/20/2020)	6,865,000	6,950,812
Caelus Re 2020-1 Class B-1
(T-Bill 3 Month + 5.500%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 02/20/2020)	4,000,000	4,042,800
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2024 (b)(c)(d)(e) (Cost: $648,500; Original Acquisition Date: 04/27/2017)	648,500	593,377
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(h)(Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	20,791
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $366,684; Original Acquisition Date: 04/27/2017)	366,684	37
Easton Re 2020-1 Class A
(T-Bill 3 Month + 4.000%), 01/08/2027 (b)(c)(d)(e) (Cost: $2,353,000; Original Acquisition Date: 12/15/2020)	2,353,000	2,349,824
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 0.500%), 03/06/2021 (b)(c)(d)(e)(h)(i) (Cost: $351,359; Original Acquisition Date: 02/12/2016)	351,359	232,038
Fortius Re 2017-1
(6 Month Libor USD + 3.420%), 07/07/2021 (b)(c)(d)(e) (Cost: $2,510,000; Original Acquisition Date: 01/08/2020)	2,510,000	2,517,279
Four Lakes Re 2020-1 Class A
(T-Bill 3 Month + 7.000%), 01/05/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 11/05/2020)	750,000	746,513
Four Lakes Re 2020-1 Class B
(T-Bill 3 Month + 9.500%), 01/05/2024 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 11/05/2020)	1,750,000	1,737,925
Galileo Re 2019-1 Class C
(T-Bill 3 Month + 9.250%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	3,000,000	3,005,550
Galileo Re 2019-1 Class D
(T-Bill 3 Month + 7.450%), 01/08/2027 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	2,001,500
Golden State Re II 2018-1 Class A
(3 Month Libor USD + 2.200%), 01/08/2023 (b)(c)(d)(e)(f) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,248,550
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.000%), 07/08/2024 (b)(c)(d)(e) (Cost: $6,899,000; Original Acquisition Date: 06/09/2020)	6,899,000	7,104,935
Herbie Re 2020-2 Class A
(T-Bill 3 Month + 6.250%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,250,000; Original Acquisition Date: 10/19/2020)	1,250,000	1,261,500

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Herbie Re 2020-2 Class B
(T-Bill 3 Month + 9.000%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 10/19/2020)	$1,000,000	$1,015,650
Herbie Re 2020-2 Class C
(T-Bill 3 Month + 16.000%), 01/06/2023 (b)(c)(d)(e) (Cost: $500,000; Original Acquisition Date: 10/19/2020)	500,000	501,825
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 15.750%), 12/19/2023 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	6,750,000	6,748,650
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 15.750%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,837,915; Original Acquisition Date: 07/17/2020)	11,117,000	11,128,673
Kilimanjaro III Re 2019-1 Class B-1
(T-Bill 3 Month + 9.500%), 12/19/2023 (b)(c)(d)(e) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	12,650,000
Kilimanjaro III Re 2019-1 Class B-2
(T-Bill 3 Month + 9.500%), 12/19/2024 (b)(c)(d)(e) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	9,250,000	9,370,250
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,918,045; Original Acquisition Date: 05/22/2020)	6,229,000	6,182,283
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e)(f) (Cost: $8,023,961; Original Acquisition Date: 04/21/2020)	8,036,000	8,056,492
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $2,232,387; Original Acquisition Date: 06/03/2020)	2,340,000	2,284,542
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e)(f) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,298,758
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e)(f) (Cost: $16,203,353; Original Acquisition Date: 08/20/2019)	16,196,000	16,178,184
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/28/2024 (b)(c)(d)(e) (Cost: $3,578,578; Original Acquisition Date: 09/18/2020)	3,533,000	3,583,522
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	7,750,000	7,831,375
Mona Lisa Re 2020-1 Class B
(T-Bill 3 Month + 8.000%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	6,500,000	6,549,725
Mystic Re IV 2021-1 Class A
(T-Bill 3 Month + 9.000%), 12/08/2027 (b)(c)(d)(e) (Cost: $3,138,000; Original Acquisition Date: 12/15/2020)	3,138,000	3,129,057
Northshore Re II 2021-1 Class A
(T-Bill 3 Month + 5.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 12/02/2020)	7,500,000	7,483,875
Residential Re 2015-I Class 10
(T-Bill 3 Month + 0.500%), 03/06/2021 (b)(c)(d)(e)(h) (Cost: $6,034,176; Original Acquisition Date: 10/01/2020)	6,034,176	603,418
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 03/06/2021 (b)(c)(d)(e)(h) (Cost: $701,983; Original Acquisition Date: 04/28/2016)	701,983	35
Residential Re 2017-I Class 11
(T-Bill 3 Month + 5.170%), 06/06/2024 (b)(c)(d)(e) (Cost: $1,769,000; Original Acquisition Date: 04/19/2017)	1,769,000	1,640,040
Residential Re 2017-II Class 2
(T-Bill 3 Month + 13.040%), 12/06/2021 (b)(c)(d)(e) (Cost: $1,222,077; Original Acquisition Date: 05/27/2020)	1,261,000	1,257,406
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.360%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,388,176; Original Acquisition Date: 05/11/2020)	6,397,000	6,246,351
Residential Re 2018-II Class 2
(T-Bill 3 Month + 11.790%), 12/06/2022 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 11/15/2018)	4,500,000	4,486,500

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.680%), 06/06/2023 (b)(c)(d)(e) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	$495,000	$488,639
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,154,500; Original Acquisition Date: 05/11/2020)	1,162,000	1,145,964
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.370%), 12/06/2027 (b)(c)(d)(e) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	1,456,000	1,451,268
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,242,793
Residential Re 2020-II Class 1
23.845%, 12/06/2021 (b)(d)(e)(j) (Cost: $722,194; Original Acquisition Date: 10/30/2020)	914,000	685,409
Residential Re 2020-II Class 3
(T-Bill 3 Month + 8.250%), 12/06/2024 (b)(c)(d)(e) (Cost: $914,000; Original Acquisition Date: 10/30/2020)	914,000	909,841
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.250%), 12/06/2024 (b)(c)(d)(e) (Cost: $1,981,000; Original Acquisition Date: 10/30/2020)	1,981,000	1,988,726
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.930%), 12/06/2021 (b)(c)(d)(e) (Cost: $10,399,825; Original Acquisition Date: 09/04/2019)	10,427,000	10,375,386
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e) (Cost: $19,321,798; Original Acquisition Date: 09/11/2019)	19,421,000	17,547,845
Sanders Re II 2020-1 Class A
(3 Month Libor USD + 4.500%), 04/07/2024 (b)(c)(d)(e) (Cost: $4,811,000; Original Acquisition Date: 03/18/2020)	4,811,000	4,851,172
Spectrum Capital Ltd. 2017-1 A
(6 Month Libor USD + 5.750%), 06/08/2021 (b)(c)(d)(e) (Cost: $11,657,000; Original Acquisition Date: 06/13/2017)	11,657,000	11,673,903
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2027 (b)(c)(d)(e)(g) (Cost: $1,925,010; Original Acquisition Date: 04/20/2020)	1,932,000	1,931,710
Sussex Capital UK PCC 2020-1
(T-Bill 3 Month + 7.750%), 01/08/2025 (b)(c)(d)(e) (Cost: $12,000,000; Original Acquisition Date: 12/07/2020)	12,000,000	11,968,200
Tailwind Re 2017-1 Class A
(T-Bill 3 Month + 7.650%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,101,614; Original Acquisition Date: 10/14/2020)	3,064,000	3,090,197
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 9.460%), 01/08/2022 (b)(c)(d)(e) (Cost: $5,084,582; Original Acquisition Date: 10/14/2020)	5,057,000	5,102,260
Tailwind Re 2017-1 Class C
(T-Bill 3 Month + 11.550%), 01/08/2022 (b)(c)(d)(e) (Cost: $4,666,297; Original Acquisition Date: 08/02/2019)	4,673,000	4,704,543

		285,121,399

Windstorm - 12.3%
Alamo Re 2018-1 Class A
(T-Bill 3 Month + 3.400%), 06/07/2024 (b)(c)(d)(e)(g) (Cost: $20,957,641; Original Acquisition Date: 03/26/2019)	20,994,000	21,089,523
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 4.450%), 06/08/2022 (b)(c)(d)(e)(g) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,729,122
Alamo Re 2020-1 Class A
(T-Bill 1 Month + 5.750%), 06/08/2023 (b)(c)(d)(e)(g) (Cost: $15,680,000; Original Acquisition Date: 05/29/2020)	15,680,000	16,297,008
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $4,884,000; Original Acquisition Date: 06/16/2020)	4,884,000	5,042,242
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.750%), 12/23/2028 (b)(c)(d)(e) (Cost: $2,510,000; Original Acquisition Date: 12/15/2020)	2,510,000	2,504,729

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.240%), 02/25/2022 (b)(c)(d)(e)(g) (Cost: $13,384,084; Original Acquisition Date: 02/05/2020)	$13,391,000	$13,632,038
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.490%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	2,690,000	2,747,566
Citrus Re 2016-1 Class D-50
(T-Bill 3 Month + 0.100%), 02/25/2021 (b)(c)(d)(e)(h) (Cost: $1,937,160; Original Acquisition Date: 02/19/2016)	1,937,160	484
Everglades II 2020-2 A
(T-Bill 3 Month + 6.250%), 05/04/2023 (b)(c)(d)(e) (Cost: $2,101,000; Original Acquisition Date: 05/21/2020)	2,101,000	2,139,763
Everglades Re II 2018-1 A
(T-Bill 3 Month + 4.730%), 05/04/2021 (b)(c)(d)(e)(g) (Cost: $6,970,000; Original Acquisition Date: 05/09/2018)	6,970,000	7,010,426
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	496,124
Frontline 2018-1 Class A
(T-Bill 3 Month + 7.560%), 07/06/2022 (b)(c)(d)(e)(f) (Cost: $4,000,000; Original Acquisition Date: 06/12/2018)	4,000,000	2,033,600
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.250%), 04/12/2023 (b)(c)(d)(e) (Cost: $3,689,000; Original Acquisition Date: 03/18/2020)	3,689,000	3,789,525
Manatee Re II 2018-1 Class A
(T-Bill 3 Month + 4.530%), 06/07/2021 (b)(c)(d)(e) (Cost: $5,460,223; Original Acquisition Date: 03/11/2020)	5,470,000	5,491,607
Manatee Re II 2018-1 Class B
(T-Bill 3 Month + 8.280%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,441,194; Original Acquisition Date: 07/08/2020)	2,451,000	2,452,593
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.620%), 06/07/2022 (b)(c)(d)(e) (Cost: $493,000; Original Acquisition Date: 05/23/2019)	493,000	490,757
Matterhorn Re Ltd 2020-1 Class A
(T-Bill 3 Month + 5.250%), 12/07/2021 (b)(c)(d)(e) (Cost: $8,503,153; Original Acquisition Date: 11/04/2020)	8,500,000	8,466,000
Matterhorn Re Ltd 2020-1 Class B
(T-Bill 3 Month + 7.500%), 12/07/2021 (b)(c)(d)(e)(g) (Cost: $16,821,968; Original Acquisition Date: 06/11/2020)	16,892,000	16,873,419
Matterhorn Re Ltd 2020-2 Class B
(T-Bill 3 Month + 6.250%), 12/07/2021 (b)(c)(d)(e) (Cost: $5,647,098; Original Acquisition Date: 07/07/2020)	5,653,000	5,647,912
Matterhorn Re Ltd 2020-4 Class A
(T-Bill 3 Month + 10.000%), 12/07/2021 (b)(c)(d)(e) (Cost: $1,435,000; Original Acquisition Date: 06/25/2020)	1,435,000	1,458,965
Matterhorn Re Ltd 2020-4 Class B
6.017%, 12/07/2021 (b)(d)(e)(j) (Cost: $4,889,059; Original Acquisition Date: 06/25/2020)	5,322,000	4,942,009
Matterhorn Re Ltd SR2020-5 Class A
(3 Month Libor USD + 4.250%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	4,973,000
Matterhorn Re Ltd SR2020-5 Class B
(3 Month Libor USD + 5.500%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,500,000; Original Acquisition Date: 11/24/2020)	5,500,000	5,462,050
Pelican Re 2018-1 Class A
(3 Month Libor USD + 2.000%), 05/07/2021 (b)(c)(d)(e)(g) (Cost: $2,043,725; Original Acquisition Date: 04/17/2020)	2,046,000	2,044,159

		137,814,621

		659,754,260

TOTAL EVENT LINKED BONDS (Cost $908,982,546)		899,627,795

PARTICIPATION NOTES - 9.6%
Global - 9.6%
Multiperil - 9.6%
Eden Re II 2019-1 Class A 03/22/2023 (b)(d)(e)(h)(i) (Cost: $71,858; Original Acquisition Date: 12/14/2018)	71,858	833,729

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Eden Re II 2020-1 Class A 03/22/2024 (b)(d)(e)(h)(i)(k) (Cost: $1,275,000; Original Acquisition Date: 12/16/2019)	$1,275,000	$2,622,657
Eden Re II 2020-1 Class B 03/22/2024 (b)(d)(e)(h)(i)(k) (Cost: $2,470,000; Original Acquisition Date: 12/26/2019)	2,470,000	5,081,169
Eden Re II 2021-1 Class A 03/21/2025 (b)(d)(e)(h)(i)(k) (Cost: $24,800,000; Original Acquisition Date: 12/14/2020)	24,800,000	24,952,461
Eden Re II 2021-1 Class B 03/21/2025 (b)(d)(e)(h)(i)(k) (Cost: $33,700,000; Original Acquisition Date: 12/21/2020)	33,700,000	33,914,547
Limestone Re 2018-1 A 03/01/2022 (b)(d)(e)(h)(i) (Cost: $1,049; Original Acquisition Date: 06/20/2018)	1,049	57,162
Limestone Re 2019-1 A 09/09/2022 (b)(d)(e)(h)(i) (Cost: $23,349; Original Acquisition Date: 12/24/2018)	24,777	248,651
Limestone Re 2019-2 A 03/01/2023 (b)(d)(e)(h)(i)(k) (Cost: $372,677; Original Acquisition Date: 06/25/2019)	372,677	670,091
Limestone Re 2019-2 B 03/01/2023 (b)(d)(e)(h)(i)(k) (Cost: $925,329; Original Acquisition Date: 06/25/2019)	925,329	1,664,343
Limestone Re 2020-1 B 03/01/2024 (b)(d)(e)(h)(i)(k) (Cost: $1,527,971; Original Acquisition Date: 12/27/2019)	1,527,971	1,817,445
Limestone Re 2020-2 B 10/01/2024 (b)(d)(e)(h)(k) (Cost: $9,900,000; Original Acquisition Date: 06/26/2020)	9,900,000	10,528,155
Sector Re V Series 10 Class B 03/01/2025 (b)(e)(h)(k) (Cost: $7,333,868; Original Acquisition Date: 04/24/2020)	7,333,868	8,882,826
Sector Re V Series 10 Class C 12/01/2025 (b)(e)(h)(k) (Cost: $4,000,000; Original Acquisition Date: 12/04/2020)	4,000,000	4,074,203
Sector Re V Series 10 Class G 03/01/2025 (b)(e)(h)(k) (Cost: $8,829,996; Original Acquisition Date: 04/24/2020)	8,829,996	9,805,472
Sector Re V Series 9 Class A 03/01/2023 (b)(e)(h)(k) (Cost: $3,605,992; Original Acquisition Date: 04/24/2019)	3,605,992	1,548,072
Sector Re V Series 9 Class B 03/01/2023 (b)(e)(h)(k) (Cost: $1,283,254; Original Acquisition Date: 04/24/2019)	1,283,254	550,908
Sector Re V Series 9 Class G 03/01/2023 (b)(e)(h) (Cost: $18,782; Original Acquisition Date: 04/24/2019)	18,782	489,420

TOTAL PARTICIPATION NOTES (Cost $100,139,125)		107,741,311

	SHARES
PREFERENCE SHARES - 9.2%
Global - 9.2%
Multiperil - 9.2%
Arenal (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $8,052,460; Original Acquisition Date: 03/28/2016)	18,011	3,922,243
Biscayne (Artex Segregated Account Company) (b)(e)(h)(i) (Cost: $0; Original Acquisition Date: 12/26/2014)	28,192	516,165
Hatteras (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $15,502,685; Original Acquisition Date: 12/31/2019)	18,297	14,664,447
Hudson Charles 2 (Mt. Logan Re) (b)(e)(h)(k) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	9,464,352
Hudson Charles 3 (Mt. Logan Re) (b)(e)(h)(k) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	12,306,100
Lyndhurst (Horseshoe Re) (b)(e)(h)(i)(k) (Cost: $27,139,272; Original Acquisition Date: 12/31/2020)	27,200	27,500,052
Madison (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $2,722,962; Original Acquisition Date: 02/03/2020)	5,011	2,876,600
Peregrine HYR (b)(e)(h)(i)(k) (Cost: $18,022,873; Original Acquisition Date: 12/21/2020)	1,800,000	18,307,296
Rondout (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $14,040,096; Original Acquisition Date: 07/15/2019)	13,910	12,490,483
Yoho (Artex Segregated Account Company) (b)(e)(h)(i) (Cost: $3,976,019; Original Acquisition Date: 06/05/2020)	14,890	1,767,938

TOTAL PREFERENCE SHARES (Cost $116,340,867)		103,815,676

SHORT-TERM INVESTMENTS - 2.2%

Money Market Fund - 2.2%
Fidelity Institutional Money Market Funds-Government Portfolio-Institutional Class-0.01% (l)	12,165,329	12,165,329

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

	SHARES	VALUE
Morgan Stanley Institutional Liquidity Funds-Government Portfolio-Institutional Class-0.03% (l)	$12,165,329	$12,165,329

TOTAL SHORT-TERM INVESTMENTS (Cost $24,330,658)		24,330,658

TOTAL INVESTMENTS (Cost $1,149,793,196) - 101.2%		1,135,515,440

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(13,108,508)

TOTAL NET ASSETS-100.0%		$1,122,406,932

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,108,224,102. Foreign concentration is as follows: Bermuda: 84.0%, Cayman Islands: 6.5%, Supranational: 2.9%, Singapore: 2.1%, Ireland: 1.8%, and Great Britain: 1.5%.

(c)

Variable rate security. Reference rates as of January 31, 2021 are as follows: 3 Month Euribor -0.54%, 3 Month Libor 0.20%, T-Bill 3 Month 0.06%, and 6 Month Libor 0.22%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2021 was $982,018,204, which represented 87.5% of net assets.

(e)	Security is restricted as to resale.
(f)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(g)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(h)	Value determined using significant unobservable inputs.
(i)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $162,308,365, which represents 14.5% of net assets.
(j)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(k)	Non-income producing security.
(l)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Schedule of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 1/19/21, 1.43%, collateralized by $12,884,534 Event Linked Bonds, due 2/19/2021	$5,000,000	$5,000,000
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 1/19/21, 1.43%, collateralized by $12,918,763 Event Linked Bonds, due 3/16/2021	5,000,000	5,000,000

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD	$10,000,000	$10,000,000

(Premiums Received $10,000,000)

STONE RIDGE U.S. HEDGED EQUITY FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

NUMBER OF CONTRACTS		NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - (a) 0.0%
PUT OPTIONS - (a) 0.0%
CBOE S&P 500 Index, Expires 2/5/2021, Strike Price $2,300.00	101	$37,513,824	$1,010
CBOE S&P 500 Index, Expires 2/5/2021, Strike Price $2,350.00	25	9,285,600	250

TOTAL PURCHASED OPTIONS (Cost $1,353)			1,260

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 102.0%
Money Market Funds - 0.1%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 0.01% (b)		13,787	$13,787
First American Government Obligations Fund - Class Z - 0.04% (b)		13,787	13,787
First American Treasury Obligations Fund - Class Z - 0.03% (b)		13,787	13,787
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (b)		13,788	13,788
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)		13,788	13,788

			68,937

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 101.9%
0.096%, 2/18/2021 (c)(d)		$4,275,000	4,274,934
0.135%, 2/25/2021 (c)(d)		8,055,000	8,054,785
0.095%, 3/18/2021 (c)(d)		5,975,000	5,974,608
0.154%, 3/25/2021 (c)(d)		5,900,000	5,899,574
0.154%, 4/22/2021 (c)(d)		8,150,000	8,149,094
0.115%, 6/17/2021 (c)(d)		2,450,300	2,449,698
0.092%, 8/12/2021 (c)(d)		3,050,000	3,049,024
0.106%, 9/9/2021 (c)(d)		6,425,000	6,422,252
0.097%, 11/4/2021 (c)(d)		2,120,000	2,118,781
0.095%, 12/30/2021 (c)(d)		1,235,000	1,234,160

			47,626,910

TOTAL SHORT-TERM INVESTMENTS (Cost $47,689,263)			47,695,847

TOTAL INVESTMENTS (Cost $47,690,616) - 102.0%			47,697,107

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%			(957,384)

TOTAL NET ASSETS - 100.0%			$46,739,723

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 2/1/2021, Strike Price $3,840.00	5	$1,857,120	$66,150
CBOE S&P 500 Index, Expires 2/1/2021, Strike Price $3,845.00	5	1,857,120	68,625
CBOE S&P 500 Index, Expires 2/1/2021, Strike Price $3,850.00	25	9,285,600	354,750
CBOE S&P 500 Index, Expires 2/1/2021, Strike Price $3,855.00	5	1,857,120	73,550
CBOE S&P 500 Index, Expires 2/3/2021, Strike Price $3,720.00	30	11,142,720	162,600
CBOE S&P 500 Index, Expires 2/3/2021, Strike Price $3,750.00	5	1,857,120	33,875
CBOE S&P 500 Index, Expires 2/3/2021, Strike Price $3,780.00	5	1,857,120	42,600

STONE RIDGE U.S. HEDGED EQUITY FUND

Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CBOE S&P 500 Index, Expires 2/5/2021, Strike Price $3,720.00	26	$9,657,024	$169,156
CBOE S&P 500 Index, Expires 2/5/2021, Strike Price $3,730.00	20	7,428,480	138,100

TOTAL PUT OPTIONS			1,109,406
(Premiums Received $587,157)

TOTAL WRITTEN OPTIONS			$1,109,406

(Premiums Received $587,157)

The accompanying Notes are an integral part of the Schedule of Investments.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

		SHARES	FAIR VALUE
INVESTMENT COMPANIES - 60.4%
Open-End Mutual Funds - 60.4%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (a)		3,489,681	$31,790,990

TOTAL INVESTMENT COMPANIES (Cost $31,575,802)			31,790,990

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
S&P 500 Emini Index, Expires: 02/05/21, Strike Price: $3,350.00	1	$185,260	$276
S&P 500 Emini Index, Expires: 02/19/21, Strike Price: $2,550.00	80	14,820,800	8,200
S&P 500 Emini Index, Expires: 02/26/21, Strike Price: $2,700.00	80	14,820,800	22,400

			30,876

	COUNTERPARTY
OTC Put Options (b) - 0.0%
Japanese Yen, Expires: 02/09/21, Strike Price AUD 75.25	Morgan Stanley Capital Services LLC	22,000,000	1,524
Japanese Yen, Expires: 02/24/21, Strike Price AUD 75.00	BNP Paribas	24,000,000	9,723

			11,247

TOTAL PURCHASED OPTIONS (Cost $50,274)			42,123

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 42.1%
Money Market Funds - 9.5%
First American Government Obligations Fund - Class X 0.04% (c)		2,513,901	2,513,901
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 0.03% (c)		2,513,901	2,513,901

			5,027,802

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 32.6%
0.154%, 04/22/2021 (d)(e)		5,500,000	5,499,389
0.096%, 12/30/2021 (d)(e)		10,700,000	10,692,723
0.083%, 01/27/2022 (d)(e)		1,000,000	999,175

			17,191,287

TOTAL SHORT-TERM INVESTMENTS (Cost $22,215,716)			22,219,089

TOTAL INVESTMENTS (Cost $53,841,792) - 102.6%			54,052,202

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%			(1,379,839)

TOTAL NET ASSETS - 100.0%			$52,672,363

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Note 3.
(b)	Rounds to zero.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for derivative contracts.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $78.00	9	687,780	$450
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $78.25	25	1,905,500	875
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $78.50	25	1,905,500	625
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $79.00	16	1,219,520	160
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $79.25	25	1,905,500	250
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $79.50	8	609,760	40
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $80.00	11	838,420	55
Australian Dollar Future, March 2021 Settlement, Expires 03/05/2020, Strike Price $80.00	5	381,100	400
Australian Dollar Future, March 2021 Settlement, Expires 03/05/2020, Strike Price $80.50	9	685,980	540
Australian Dollar Future, March 2021 Settlement, Expires 03/05/2020, Strike Price $81.00	5	381,100	200
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $136.50	19	1,627,469	11,400
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $137.00	25	2,141,406	10,312
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $137.50	24	2,055,750	6,600
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $138.00	44	3,768,875	7,700
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $138.50	11	942,219	1,169
British Pound Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $140.50	4	342,625	675
British Pound Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $141.00	1	85,656	131
British Pound Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $141.50	30	2,569,688	3,000
Canadian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $79.00	11	859,320	660
Canadian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $79.25	25	1,953,000	1,000
Canadian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $79.50	46	3,593,520	1,150
Canadian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $80.00	27	2,109,240	270
Canadian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $80.50	9	703080	45
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $79.50	37	2,890,440	7,030
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $80.00	6	468,720	720
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $81.00	14	1,093,680	560
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $81.50	26	2,031,120	650
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $2,550.00	4	101,240	1,320
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $2,600.00	34	860,540	6,120
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $2,650.00	60	1,518,600	5,400
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $2,700.00	57	1,442,670	2,850

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $2,750.00	70	1,771,700	$2,100
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $2,800.00	29	733,990	290
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $2,850.00	25	632,750	250
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $2,900.00	32	809,920	320
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $2,950.00	10	253,100	100
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $3,000.00	19	480,890	190
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $3,050.00	31	784,610	310
Cocoa Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $3,100.00	17	430,270	170
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $132.50	8	368,850	1,980
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $135.00	12	553,275	2,025
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $137.50	26	1,198,763	3,022
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $140.00	25	1,152,656	1,969
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $142.50	21	968,231	1,181
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $145.00	9	414,956	337
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $545.00	3	82,050	3,075
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $550.00	26	711,100	23,725
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $555.00	52	1,422,200	42,250
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $560.00	96	2,625,600	69,000
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $565.00	66	1,805,100	42,075
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $570.00	43	1,176,050	24,187
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $575.00	26	711,100	12,837
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $580.00	11	300,850	4,812
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $585.00	22	601,700	8,388
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $590.00	11	300,850	3,713
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $595.00	3	82,050	881
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $600.00	15	410,250	3,938
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $605.00	21	574,350	4,856
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $610.00	2	54,700	400
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $71.00	1	40,320	4,825
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $72.00	7	282,240	30,275
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $73.00	7	282,240	26,775
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $74.00	9	362,880	29,970
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $75.00	20	806,400	56,700

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $76.00	23	927,360	$53,935
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $77.00	16	645,120	29,840
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $78.00	11	443,520	15,510
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $79.00	13	524,160	13,000
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $80.00	6	241,920	3,990
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $81.00	7	282,240	2,940
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $82.00	7	282,240	1,820
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $83.00	8	322,560	1,280
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $84.00	6	241,920	570
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $85.00	5	201,600	300
Crude Oil Future, March 2021 Settlement, Expires 02/17/2021, Strike Price $63.50	1	52,200	30
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $58.00	7	385,280	5,180
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $58.25	3	165,120	2,040
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $58.50	33	1,816,320	20,460
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $58.75	6	330,240	3,360
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $59.00	43	2,366,720	21,930
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $59.75	2	110,080	780
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $60.50	14	770,560	4,200
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $61.50	3	165,120	630
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $62.00	18	990,720	3,060
Euro FX Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $1.233	1	151,250	25
Euro FX Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $1.240	1	151,250	13
Euro FX Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $1.245	3	453,750	19
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,930.00	4	740,120	4,120
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,935.00	1	185,030	970
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,940.00	1	185,030	900
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,945.00	12	2,220,360	10,080
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,950.00	17	3,145,510	13,260
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,955.00	4	740,120	2,920
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,960.00	15	2,775,450	10,350
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,965.00	21	3,885,630	13,440
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,970.00	6	1,110,180	3,660
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,975.00	2	370,060	1,140

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,980.00	1	185,030	$540
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $2,000.00	2	370,060	880
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $370.00	56	4,978,400	58,800
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $382.00	4	355,600	2,100
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $383.00	4	355,600	2,000
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $384.00	4	355,600	1,900
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $385.00	1	88,900	450
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $386.00	1	88,900	437
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $388.00	2	177,800	800
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $390.00	1	88,900	363
Japanese Yen Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $97.00	10	1,193,875	188
Japanese Yen Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $97.50	9	1,074,488	56
Japanese Yen Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $98.00	20	2,387,750	125
Japanese Yen Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $99.00	10	1,193,875	63
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $70.00	5	139,600	1,700
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $72.00	4	111,680	360
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $75.00	4	111,680	80
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $114.00	21	966,420	13,440
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $117.00	4	184,080	360
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $118.00	1	46,020	60
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $119.00	42	1,932,840	1,260
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $120.00	12	552,240	240
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $121.00	23	1,058,460	230
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $122.00	9	414,180	90
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $123.00	5	230,100	50
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $28.50	4	538,200	23,500
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $28.75	1	134,550	5,555
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $29.00	2	269,100	10,510
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $29.25	2	269,100	9,940
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $29.50	2	269,100	9,410
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $30.00	3	403,650	12,645
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $31.50	2	269,100	6,200
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $35.00	1	134,550	1,635

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $36.00	1	134,550	$1,405
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $36.25	2	269,100	2,710
Silver Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $36.50	1	134,550	1,310
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1520.00	16	1,096,000	4,000
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1530.00	23	1,575,500	5,175
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1540.00	45	3,082,500	9,000
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1550.00	53	3,630,500	9,606
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1560.00	42	2,877,000	6,562
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1570.00	23	1,575,500	3,163
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1580.00	32	2,192,000	4,000
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1590.00	11	753,500	1,238
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1600.00	1	68,500	100
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1620.00	4	274,000	325
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1630.00	1	68,500	75
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $47.00	6	160,632	2,646
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $47.50	21	562,212	7,686
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $48.00	47	1,258,284	14,241
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $48.50	33	883,476	8,415
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $49.00	17	455,124	3,570
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $49.50	24	642,528	4,104
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $50.00	15	401,580	2,070
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $50.50	3	80,316	342
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $51.00	4	107,088	384
Soybean Oil Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $51.50	2	53,544	162
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $16.00	15	265,944	6,720
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $17.50	16	283,674	1,792
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $17.75	50	886,480	4,480
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $18.00	17	301,403	1,333
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $18.25	35	620,536	1,960
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $18.50	24	425,510	1,344
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $18.75	42	744,643	1,882
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $19.00	32	567,347	1,075
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $19.50	33	585,077	739

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $20.00	9	159,566	$202
Sugar Future, April 2021 Settlement, Expires 03/15/2021, Strike Price $17.00	34	602,806	8,758

TOTAL CALL OPTIONS (Premiums Received $936,230)			1,013,576

PUT OPTIONS
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $74.00	7	534,940	245
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $75.00	6	458,520	540
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $75.50	24	1,834,080	4,080
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $76.00	38	2,903,960	11,400
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $76.50	45	3,438,900	22,950
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $77.00	30	2,292,600	24,000
Australian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $77.50	5	382,100	5,950
Australian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $72.50	9	687,780	1,260
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $131.50	3	256,969	19
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $132.00	2	171,313	12
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $132.50	15	1,284,844	94
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $133.00	16	1,370,500	100
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $133.50	22	1,884,438	275
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $134.00	25	2,141,406	625
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $134.50	22	1,884,438	825
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $135.00	18	1,541,813	1,125
British Pound Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $135.50	5	428,281	500
Canadian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $76.00	4	312,480	80
Canadian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $77.50	11	859,320	1,430
Canadian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $78.00	41	3,202,920	11,480
Canadian Dollar Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $78.50	11	859,320	6,050
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $76.00	11	859,320	1,430
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $76.50	8	624,960	1,600
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $77.00	22	1,718,640	6,380
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $77.50	24	1,874,880	10,320
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $78.00	44	3,437,280	27,280
Canadian Dollar Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $78.50	6	468,720	5,280
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $105.00	1	46,106	19
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $107.50	5	230,531	131

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $110.00	9	414,956	$371
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $112.50	25	1,152,656	1,875
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $115.00	16	737,700	2,340
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $117.50	4	184,425	1,155
Coffee ‘C’ Future, March 2021 Settlement, Expires 02/10/2021, Strike Price $120.00	11	507,169	6,146
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $430.00	27	738,450	169
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $435.00	67	1,832,450	419
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $440.00	34	929,900	212
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $445.00	39	1,066,650	487
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $480.00	2	54,700	138
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $485.00	9	246,150	788
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $490.00	20	547,000	2,250
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $495.00	96	2,625,600	13,800
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $500.00	121	3,309,350	21,931
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $505.00	93	2,543,550	20,344
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $510.00	93	2,543,550	25,575
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $515.00	82	2,242,700	27,162
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $520.00	40	1,094,000	16,250
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $525.00	6	164,100	2,925
Corn Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $530.00	14	382,900	8,138
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $68.00	5	201,600	25
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $69.00	3	120,960	15
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $70.00	9	362,880	45
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $71.00	7	282,240	35
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $72.00	23	927,360	115
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $73.00	19	766,080	95
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $74.00	13	524,160	130
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $75.00	13	524,160	195
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $79.00	8	322,560	1,440
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $80.00	9	362,880	3,105
Cotton Future, March 2021 Settlement, Expires 02/05/2021, Strike Price $81.00	7	282,240	4,200
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $47.00	4	22,016	1,400

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $48.00	8	44,032	$3,440
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $48.25	2	11,008	900
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $48.50	21	115,584	9,870
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $48.75	15	82,560	7,350
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $49.00	3	16,512	1,560
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $49.75	11	60,544	6,600
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $50.00	24	132,096	15,360
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $50.25	11	60,544	7,370
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $50.50	10	55,040	7,100
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $50.75	12	66,048	9,000
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $51.00	17	93,568	13,430
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $51.25	4	22,016	3,320
Crude Oil Future, April 2021 Settlement, Expires 02/23/2021, Strike Price $51.50	11	60,544	9,680
Euro FX Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $1.220	5	756,250	4,625
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,705.00	1	185,030	220
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,725.00	1	185,030	300
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,730.00	3	555,090	990
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,735.00	7	1,295,210	2,520
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,740.00	10	1,850,300	4,000
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,745.00	3	555,090	1,290
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,750.00	11	2,035,330	5,280
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,755.00	12	2,220,360	6,360
Gold Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $1,760.00	7	1,295,210	4,060
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $335.00	3	266,700	1,537
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $336.00	8	711,200	4,500
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $337.00	5	444,500	3,063
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $338.00	4	355,600	2,650
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $339.00	2	177,800	1,450
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $340.00	11	977,900	8,662
HG Copper Future, March 2021 Settlement, Expires 02/23/2021, Strike Price $345.00	56	4,978,400	64,400
Japanese Yen Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $95.50	57	6,805,088	19,950
Japanese Yen Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $96.00	10	1,193,875	7,500

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Japanese Yen Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $94.50	20	2,387,750	$6,250
Japanese Yen Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $95.00	29	3,462,238	14,862
Japanese Yen Future, March 2021 Settlement, Expires 03/05/2021, Strike Price $95.50	19	2,268,363	14,963
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $55.00	5	139,600	25
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $57.00	4	111,680	20
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $58.00	4	111,680	40
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $59.00	9	251,280	90
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $60.00	4	111,680	80
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $61.00	23	642,160	460
Lean Hogs Future, February 2021 Settlement, Expires 02/12/2021, Strike Price $63.00	14	390,880	280
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $99.00	6	276,120	60
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $100.00	2	92,040	100
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $109.00	7	322,140	420
Live Cattle Future, February 2021 Settlement, Expires 02/05/2021, Strike Price $110.00	10	460,200	100
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,365.00	10	1,852,600	3,862
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,370.00	19	3,519,940	6,700
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,375.00	9	1,667,340	2,216
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,380.00	20	3,705,200	5,849
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,385.00	21	3,890,460	6,860
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,395.00	50	9,263,000	12,959
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,400.00	19	3,519,940	5,557
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,405.00	30	5,557,800	7,835
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,410.00	20	3,705,200	4,599
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,415.00	47	8,707,220	12,738
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,420.00	30	5,557,800	8,085
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,425.00	19	3,519,940	4,725
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,430.00	10	1,852,600	4,362
S&P 500 Emini Index, February 2021 Settlement, Expires 02/05/2021, Strike Price $3,435.00	10	1,852,600	2,612
Silver Future, March 2021 Settlement, Expires 02/23/2020, Strike Price $22.20	6	807,300	3,600
Silver Future, March 2021 Settlement, Expires 02/23/2020, Strike Price $22.25	3	403,650	1,860
Silver Future, March 2021 Settlement, Expires 02/23/2020, Strike Price $22.30	5	672,750	3,200
Silver Future, March 2021 Settlement, Expires 02/23/2020, Strike Price $22.35	4	538,200	2,660
Silver Future, March 2021 Settlement, Expires 02/23/2020, Strike Price $22.40	4	538,200	2,760

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Silver Future, March 2021 Settlement, Expires 02/23/2020, Strike Price $22.45	9	1,210,950	$6,435
Silver Future, March 2021 Settlement, Expires 02/23/2020, Strike Price $22.50	2	269,100	1,480
Silver Future, March 2021 Settlement, Expires 02/23/2020, Strike Price $22.55	4	538,200	3,060
Silver Future, March 2021 Settlement, Expires 02/23/2020, Strike Price $22.60	1	134,550	790
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,170.00	3	205,500	150
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,180.00	6	411,000	337
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,190.00	23	1,575,500	1,581
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,200.00	46	3,151,000	3,738
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,210.00	37	2,534,500	3,700
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,220.00	48	3,288,000	5,700
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,230.00	54	3,699,000	7,763
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,240.00	24	1,644,000	4,200
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,250.00	29	1,986,500	6,162
Soybean Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $1,260.00	13	890,500	3,412
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $350.00	5	215,500	50
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $355.00	6	258,600	90
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $360.00	10	431,000	200
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $365.00	17	732,700	425
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $370.00	15	646,500	450
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $375.00	20	862,000	800
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $380.00	4	172,400	220
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $385.00	6	258,600	420
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $395.00	1	43,100	125
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $400.00	1	43,100	170
Soybean Meal Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $405.00	5	215,500	1,200
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $14.75	14	248,214	1,411
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $15.50	42	744,643	14,112
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $15.75	51	904,210	23,990
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $16.00	46	815,562	29,366
Sugar Future, March 2021 Settlement, Expires 02/16/2021, Strike Price $16.25	34	602,806	27,798
Wheat Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $585.00	2	66,300	113
Wheat Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $590.00	14	464,100	963

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Wheat Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $595.00	5	165,750	$469
Wheat Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $605.00	4	132,600	600
Wheat Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $610.00	5	165,750	938
Wheat Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $615.00	5	165,750	1,187
Wheat Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $625.00	1	33,150	356
Wheat Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $630.00	4	132,600	1,700
Wheat Future, March 2021 Settlement, Expires 02/19/2021, Strike Price $635.00	10	331,500	5,063

TOTAL PUT OPTIONS			848,605

(Premiums Received $1,301,823)

TOTAL WRITTEN OPTIONS			$1,862,181

(Premiums Received $2,238,053)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Amsterdam Index, February 2021 Settlement	4	$617,832	$5,347
Australian Dollar, March 2021 Settlement	33	2,521,695	13
Canadian Dollar, March 2021 Settlement	22	1,718,640	(105)
Coffee ‘C’, March 2021 Settlement	4	184,425	(9,115)
Coffee ‘C’, July 2021 Settlement	5	238,031	(2,302)
Corn, March 2021 Settlement	7	191,450	(11,918)
DAX Index, March 2021 Settlement	3	1,223,438	(7,271)
FTSE China A50 Index, February 2021 Settlement	71	1,286,662	45,147
FTSE Taiwan Index, February 2021 Settlement	1	52,910	2,497
FTSE/JSE Top 40 Index, March 2021 Settlement	34	1,288,920	(29,111)
Gold 100 Oz, June 2021 Settlement	5	926,350	(312)
Japanese Yen, March 2021 Settlement	43	5,133,663	12,401
KC HRW Wheat, July 2021 Settlement	22	702,625	(41,135)
KOSPI2 Index, March 2021 Settlement	7	632,744	(66,205)
Lean Hogs, July 2021 Settlement	2	70,040	(2,096)
Live Cattle, June 2021 Settlement	1	47,040	(2,929)
Low Su Gasoil, July 2021 Settlement	3	136,500	2,395
Natural Gas, July 2021 Settlement	1	27,520	1,448
Nikkei 225, March 2021 Settlement	3	789,632	(18,253)
NY Harbor ULSD, July 2021 Settlement	2	133,820	(227)
S&P500 Emini, March 2021 Settlement	13	2,408,380	(3,179)
SGX Nifty 50 Index, February 2021 Settlement	46	1,262,286	74,442
Silver, March 2021 Settlement	3	403,710	(7,966)
Silver, July 2021 Settlement	8	1,079,800	(59,443)
Sugar #11, March 2021 Settlement	21	372,322	(31,296)
Wheat Future, July 2021 Settlement	20	643,000	(1,367)

TOTAL FUTURES CONTRACTS SOLD		$24,093,435	$(150,540)

FUTURES CONTRACTS PURCHASED
British Pound, March 2021 Settlement	29	2,484,031	(4,716)
Brent Crude, July 2021 Settlement	19	1,029,990	(23,150)
CAC 40 Index, February 2021 Settlement	19	1,244,178	(55,761)
Cocoa, March 2021 Settlement	58	1,467,980	(77,562)
Copper, March 2021 Settlement	10	889,000	(30,194)
Copper, May 2021 Settlement	2	177,825	(3,555)
Corn, July 2021 Settlement	23	616,975	49,912

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Cotton No.2, March 2021 Settlement	95	$3,830,400	$83,751
Cotton No.2, July 2021 Settlement	12	496,680	7,421
Euro Stoxx 50 Index, March 2021 Settlement	15	633,108	(9,164)
FTSE 100 Index, March 2021 Settlement	15	1,307,323	(29,313)
FTSE/MIB Index, March 2021 Settlement	10	1,306,870	(35,303)
Gasoline RBOB, July 2021 Settlement	14	964,144	5,533
Gold 100 Oz, April 2021 Settlement	1	185,030	(322)
IBEX 35 Index, February 2021 Settlement	7	658,367	(47,807)
Live Cattle, February 2021 Settlement	6	276,120	872
OMXS30 Index, February 2021 Settlement	2	46,534	(442)
S&P/TSX 60 Index, March 2021 Settlement	8	1,280,125	(13,425)
Soybean, March 2021 Settlement	4	274,000	(12,414)
Soybean, July 2021 Settlement	9	606,938	(8,537)
Soybean Meal, March 2021 Settlement	23	991,300	(27,633)
Soybean Meal, July 2021 Settlement	14	593,740	(22,778)
Soybean Oil, March 2021 Settlement	15	401,580	30,533
Soybean Oil, July 2021 Settlement	21	545,328	19,845
Sugar #11, May 2021 Settlement	10	168,896	(4,735)
Sugar #11, July 2021 Settlement	71	1,160,992	30,540
Swiss Market Index, March 2021 Settlement	11	1,299,500	(8,255)
Wheat Future, March 2021 Settlement	5	165,750	(1,627)
WTI Crude, July 2021 Settlement	19	975,460	(15,383)

TOTAL FUTURES CONTRACTS PURCHASED		$26,078,164	$(203,669)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	4/7/2021	British Pound	1,608,690	United States Dollar	2,190,580	$14,430
Morgan Stanley Capital Services LLC	4/5/2021	Canadian Dollar	2,968,774	United States Dollar	2,336,072	(14,111)
Morgan Stanley Capital Services LLC	4/7/2021	Euro	1,686,689	United States Dollar	2,078,151	(28,059)
Morgan Stanley Capital Services LLC	4/6/2021	Indian Rupee	194,771,084	United States Dollar	2,640,570	4,730
Morgan Stanley Capital Services LLC	4/6/2021	Indonesian Rupiah	23,016,391,143	United States Dollar	1,648,715	(17,863)
Morgan Stanley Capital Services LLC	4/6/2021	Mexican Peso	1,649,791	United States Dollar	82,671	(2,779)
Morgan Stanley Capital Services LLC	4/7/2021	New Zealand Dollar	191,823	United States Dollar	138,258	(414)
Morgan Stanley Capital Services LLC	4/2/2021	Russian Ruble	128,462,089	United States Dollar	1,731,386	(43,172)
Morgan Stanley Capital Services LLC	4/6/2021	Signapore Dollar	1,409,878	United States Dollar	1,070,007	(8,699)
Morgan Stanley Capital Services LLC	4/7/2021	South African Rand	5,628,493	United States Dollar	381,659	(12,837)
Morgan Stanley Capital Services LLC	4/7/2021	Sweedish Krona	5,540,691	United States Dollar	675,737	(12,164)
Morgan Stanley Capital Services LLC	4/5/2021	Turkish Lira	16,013,452	United States Dollar	2,101,108	28,914
Morgan Stanley Capital Services LLC	4/7/2021	United States Dollar	1,612,737	Australian Dollar	2,090,319	14,573
Morgan Stanley Capital Services LLC	4/6/2021	United States Dollar	1,337,089	Chilean Peso	941,217,060	55,337
Morgan Stanley Capital Services LLC	4/7/2021	United States Dollar	1,731,386	Czeck Koruna	36,829,939	13,696

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Consolidated Schedule of Investments as of January 31, 2021 (Unaudited)

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	4/6/2021	United States Dollar	1,136,043	Israeli New Shekel	3,635,316	$27,602
Morgan Stanley Capital Services LLC	4/6/2021	United States Dollar	137,785	Japanese Yen	14,184,346	2,272
Morgan Stanley Capital Services LLC	4/7/2021	United States Dollar	82,671	New Taiwan Dollar	2,277,065	842
Morgan Stanley Capital Services LLC	4/7/2021	United States Dollar	2,060,502	Norwegian Krone	17,513,746	16,191
Morgan Stanley Capital Services LLC	4/6/2021	United States Dollar	82,671	Polish Zloty	305,881	510
Morgan Stanley Capital Services LLC	4/5/2021	United States Dollar	1,648,715	South Korean Won	1,785,433,043	52,089
Morgan Stanley Capital Services LLC	4/7/2021	United States Dollar	1,354,272	Swiss Franc	1,188,922	16,829

						$107,917

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”) and the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) (together, the “Funds”) in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures, including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there is no longer observable market data for these securities for the period ended January 31, 2021. The transfers from Level 3 to Level 2 occurred because there was observable market data that became available as of January 31, 2021. The following table summarizes the inputs used to value the Funds’ investments as of January 31, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Europe	$—	$523,928	$—	$523,928

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Global	$—	$161,915,229	$2,960,679	$164,875,908
Great Britain	—	—	3,159,211	3,159,211
Japan	—	59,640,862	—	59,640,862
Mexico	—	11,673,626	—	11,673,626
United States	—	658,207,727	1,546,533	659,754,260

Total Event-Linked Bonds	—	891,961,372	7,666,423	899,627,795
Participation Notes	—	—	107,741,311	107,741,311
Preference Shares(1)	—	—	103,815,676	103,815,676
Money Market Funds	24,330,658	—	—	24,330,658

Total Assets	$24,330,658	$891,961,372	$219,223,410	$1,135,515,440

U.S. Hedged Equity Fund(2)
Assets
Purchased Options	$1,260	$—	$—	$1,260
Money Market Funds	68,937	—	—	68,937
U.S. Treasury Bills	—	47,626,910	—	47,626,910

Total Assets	$70,197	$47,626,910	$—	$47,697,107

Liabilities
Written Options	$307,256	$802,150	$—	$1,109,406

Total Liabilities	$307,256	$802,150	$—	$1,109,406

Diversified Alternatives Fund(2)
Assets
Investment Companies - Open End	$31,790,990	$—	$—	$31,790,990
Purchased Options	30,600	11,523	—	42,123
Money Market Funds	5,027,802	—	—	5,027,802
U.S. Treasury Bills	—	17,191,287	—	17,191,287

Total Assets	$36,849,392	$17,202,810	$—	$54,052,202

Liabilities
Written Options	$1,773,223	$88,958	$—	$1,862,181

Total Liabilities	$1,773,223	$88,958	$—	$1,862,181

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$248,015	$—	$248,015
Unrealized depreciation on forward currency contracts	—	(140,098)	—	(140,098)
Unrealized appreciation on futures contracts	372,097	—	—	372,097
Unrealized depreciation on futures contracts	(726,306)	—	—	(726,306)

Total	$(354,209)	$107,917	$—	$(246,292)

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)

The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended January 31, 2021, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value are not applicable.

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2021:

	High Yield Reinsurance Fund
	Event- Linked Bonds	Participation Notes	Preference Shares
Beginning Balance - November 1, 2020	$18,285,571	$81,049,843	$60,653,972
Acquisitions	2,824,876	62,500,000	45,162,145
Dispositions	(5,295,612)	(37,434,665)	—
Realized losses	(14,853,394)	—	—
Return of capital	—	—	(1,068,602)
Change in unrealized appreciation (depreciation)	6,276,552	1,626,133	(931,839)
Transfers in/out of Level 3	428,430	—	—

Ending Balance - January 31, 2021	$7,666,423	$107,741,311	$103,815,676

As of January 31, 2021, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Reinsurance Fund was $(7,576,686) for Event-Linked Bonds, $1,626,351 for Participation Notes, and $(931,839) for Preference Shares.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2021.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/21	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes	Financial Services	$71,862,256	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$3.1MM $0.3MM-$5.4MM	$2.4MM $4.5MM

Preference Shares	Financial Services	$82,045,224	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$12.6MM $0.0MM-$14.2MM	$4.6MM $9.8MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $7,666,423 for Event-Linked Bonds, $35,879,055 for Participation Notes and $21,770,452 for Preference Shares.

A reverse repurchase agreement is the sale by a fund of a security to a party for a specified price, with the simultaneous agreement by the fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a fund. In such situations, a fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Event Linked Bonds	$—	$10,000,000	$—	$—	$10,000,000

Total	$—	$10,000,000	$—	$—	$10,000,000

3. Transactions with Affiliates

The following may be deemed to be affiliated with Funds during the quarter ended January 31, 2021. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

The following issuers may be deemed to be affiliated with the Funds during the period ended January 31, 2021. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

Diversified Alternatives Fund
Stone Ridge High Yield Reinsurance Risk Premium - Class I
November 1, 2020 Balance
Shares	1,410,317
Cost	$12,595,802
Additions
Shares	2,079,364
Cost	$18,980,000
Reductions
Shares	—
Cost	$—
January 31, 2021 Balance
Shares	3,489,681
Cost	$31,575,802
Value	$31,790,990
Dividend Income	$453,157
Realized Gain/(Loss)	$—
Change in Unrealized Appreciation	$(276,750)